The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — September 30, 2019 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 0.3%
	Energy and Utilities — 0.3%
$ 100,000	Chart Industries Inc., 1.000%, 11/15/24(a)	$125,624

Shares

	COMMON STOCKS — 97.0%
	Aerospace and Defense — 1.9%
5,000	Aerojet Rocketdyne Holdings Inc.†	252,550
25,000	BBA Aviation plc	95,966
2,000	L3Harris Technologies Inc.	417,280
6,000	Ultra Electronics Holdings plc	149,168

		914,964

	Automotive — 0.4%
1,000	Volkswagen AG	171,886

	Automotive: Parts and Accessories — 2.1%
200	Boyd Group Income Fund	26,504
19,000	Dana Inc.	274,360
2,000	Genuine Parts Co.	199,180
3,000	Linamar Corp.	97,528
48,000	Uni-Select Inc.	399,985
4,000	Veoneer Inc.†	59,960

		1,057,517

	Aviation: Parts and Services — 0.1%
200	Curtiss-Wright Corp.	25,874

	Building and Construction — 2.3%
333	Arcosa Inc.	11,392
25,000	Armstrong Flooring Inc.†	159,750
500	Chofu Seisakusho Co. Ltd.	11,057
10,000	GCP Applied Technologies Inc.†	192,500
10,000	Herc Holdings Inc.†	465,100
6,000	Johnson Controls International plc	263,340
1,220	Lennar Corp., Cl. B	54,131

		1,157,270

	Business Services — 1.1%
9,000	JCDecaux SA	243,670
8,000	Matthews International Corp., Cl. A	283,120

		526,790

	Cable and Satellite — 2.3%
188	DISH Network Corp., Cl. A†	6,405
800	EchoStar Corp., Cl. A†	31,696
1,000	Liberty Global plc, Cl. A†.	24,750
3,000	Liberty Global plc, Cl. C†.	71,370
1,000	Liberty Latin America Ltd., Cl. A†	17,070
20,000	Rogers Communications Inc., Cl. B	974,600

		1,125,891

Shares		Market Value

	Computer Software and Services — 1.1%
1,000	AVEVA Group plc	$45,493
34,000	Hewlett Packard Enterprise Co.	515,780

		561,273

	Consumer Products — 5.4%
21,000	Essity AB, Cl. A	619,715
9,034	Hunter Douglas NV	586,860
2,000	L’Oreal SA	560,018
1,500	Salvatore Ferragamo SpA	27,720
18,000	Scandinavian Tobacco Group A/S	210,615
5,000	Svenska Cellulosa AB, Cl. A	46,576
10,000	Swedish Match AB	413,549
7,000	Unicharm Corp.	221,410

		2,686,463

	Consumer Services — 1.6%
12,000	Ashtead Group plc.	334,042
8,500	ServiceMaster Global Holdings Inc.†	475,150

		809,192

	Diversified Industrial — 6.5%
1,000	Aker ASA, Cl. A	53,201
9,000	Ampco-Pittsburgh Corp.†	33,120
2,500	Ardagh Group SA	39,200
8,000	Bouygues SA	320,446
500	Crane Co.	40,315
17,200	EnPro Industries Inc.	1,180,780
7,500	Jardine Matheson Holdings Ltd.	401,250
17,000	Jardine Strategic Holdings Ltd.	507,960
14,500	Myers Industries Inc.	255,925
3,500	Nilfisk Holding A/S†	81,139
800	Park-Ohio Holdings Corp.	23,888
1,000	Sulzer AG	98,342
4,000	Textron Inc.	195,840
1,000	Trinity Industries Inc.	19,680

		3,251,086

	Electronics — 8.2%
38,000	Sony Corp.	2,230,622
31,000	Sony Corp., ADR	1,833,030
1,500	Stratasys Ltd.†	31,958

		4,095,610

	Energy and Energy Services — 2.6%
6,000	BP plc, ADR	227,940
150	Chart Industries Inc.†	9,354
12,000	Landis+Gyr Group AG	1,075,497

		1,312,791

	Energy and Utilities — 4.3%
10,000	Cameco Corp.	95,000
500	Cheniere Energy Inc.†	31,530
7,000	National Fuel Gas Co.	328,440

1

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
16,000	National Grid plc, ADR	$866,080
10,000	Royal Dutch Shell plc, Cl. B	294,599
20,000	Severn Trent plc	532,392
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(b)	0

		2,148,041

	Entertainment — 3.8%
9,000	Discovery Inc., Cl. A†	239,670
25,000	Entertainment One Ltd.	173,980
22,000	Grupo Televisa SAB, ADR	215,160
30,000	International Game Technology plc	426,300
85,000	ITV plc	131,580
1,200	Viacom Inc., Cl. A	31,512
10,000	Viacom Inc., Cl. B	240,300
15,000	Vivendi SA	411,676

		1,870,178

	Equipment and Supplies — 1.1%
4,500	Graco Inc.	207,180
12,500	Mueller Industries Inc.	358,500

		565,680

	Financial Services — 10.8%
1,000	American Express Co.	118,280
8,800	American International Group Inc.	490,160
2,000	Bank of America Corp.	58,340
3	Berkshire Hathaway Inc., Cl. A†	935,496
8,000	Citigroup Inc.	552,640
4,000	Comerica Inc.	263,960
8,000	Deutsche Bank AG	60,000
4,200	EXOR NV	281,444
27,000	FinecoBank Banca Fineco SpA	285,812
42,000	GAM Holding AG†	168,328
2,000	Julius Baer Group Ltd.	88,613
17,000	Kinnevik AB, Cl. A	467,135
500	Kinnevik AB, Cl. B	13,150
3,500	Legg Mason Inc.	133,665
5,000	Morgan Stanley	213,350
22,000	Resona Holdings Inc.	94,206
500	State Street Corp.	29,595
1,000	T. Rowe Price Group Inc.	114,250
10,000	The Bank of New York Mellon Corp.	452,100
1,500	The PNC Financial Services Group Inc.	210,240
5,000	UBS Group AG	56,550
1,200	W. R. Berkley Corp.	86,676
4,000	Wells Fargo & Co.	201,760

		5,375,750

	Food and Beverage — 20.8%
2,000	Campbell Soup Co.	93,840
8,000	Chr. Hansen Holding A/S.	679,012

Shares		Market Value

7,500	Danone SA	$660,676
130,000	Davide Campari-Milano SpA	1,174,643
6,000	Diageo plc, ADR	981,120
4,000	Fomento Economico Mexicano SAB de CV, ADR	366,320
2,500	General Mills Inc.	137,800
2,000	Heineken NV	216,160
2,500	Kellogg Co.	160,875
4,000	Kerry Group plc, Cl. A	467,808
10,900	Kikkoman Corp.	520,176
3,000	Maple Leaf Foods Inc., Toronto	67,298
1,500	McCormick & Co. Inc., Cl. V	236,145
1,500	McCormick & Co. Inc., Non-Voting	234,450
200	National Beverage Corp.	8,872
16,000	Nestlé SA	1,735,865
3,500	Pernod Ricard SA	623,345
14,000	Remy Cointreau SA	1,858,589
1,100	The Kraft Heinz Co.	30,728
500	Yakult Honsha Co. Ltd.	27,931
400,000	Yashili International Holdings Ltd.	44,401

		10,326,054

	Health Care — 2.8%
40,000	Achaogen Inc.†.	480
4,000	Bristol-Myers Squibb Co.	202,840
14,000	Clovis Oncology Inc.†	55,020
7,000	Cutera Inc.†	204,610
1,000	ICU Medical Inc.†	159,600
4,000	Idorsia Ltd.†	98,352
1,600	Johnson & Johnson	207,008
2,500	Patterson Cos. Inc.	44,550
6,000	Pfizer Inc.	215,580
5,000	Roche Holding AG, ADR	182,250

		1,370,290

	Hotels and Gaming — 2.5%
250,000	Mandarin Oriental International Ltd.	390,000
180,000	The Hongkong & Shanghai Hotels Ltd.	175,230
225,000	William Hill plc	519,129
1,500	Wynn Resorts Ltd.	163,080

		1,247,439

	Machinery — 3.9%
104,000	CNH Industrial NV, Borsa Italiana	1,058,738
50,000	CNH Industrial NV, New York	507,500
1,200	Mueller Water Products Inc., Cl. A	13,488
2,600	NKT A/S†	50,444
30,300	Twin Disc Inc.†	320,877

		1,951,047

	Publishing — 1.0%
38,000	The E.W. Scripps Co., Cl. A	504,640

2

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail — 0.9%
6,753	Hertz Global Holdings Inc.†	$93,462
500	Ingles Markets Inc., Cl. A	19,430
6,000	J.C. Penney Co. Inc.†	5,333
4,000	Macy’s Inc.	62,160
2,000	Nathan’s Famous Inc.	143,700
2,400	Walgreens Boots Alliance Inc.	132,744

		456,829

	Specialty Chemicals — 1.0%
700	Ashland Global Holdings Inc.	53,935
3,000	International Flavors & Fragrances Inc.	368,070
200	The Chemours Co.	2,988
4,000	Valvoline Inc.	88,120

		513,113

	Telecommunications — 5.3%
2,000	CenturyLink Inc.	24,960
5,000	Cincinnati Bell Inc.†	25,350
3,000	Deutsche Telekom AG, ADR	50,130
8,000	Frontier Communications Corp.†	6,936
50,000	Koninklijke KPN NV	155,918
60,000	Pharol SGPS SA, ADR†	8,072
2,400	Proximus SA	71,283
130,000	Sistema PJSFC, GDR	502,320
90,000	Sprint Corp.†.	555,300
58,000	Telefonica Deutschland Holding AG	161,710
60,000	VEON Ltd., ADR	144,000
3,000	Verizon Communications Inc.	181,080
38,000	Vodafone Group plc, ADR.	756,580

		2,643,639

	Wireless Communications — 3.2%
33,000	Millicom International Cellular SA, SDR	1,601,048

	TOTAL COMMON STOCKS	48,270,355

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 2.7%
$ 1,360,000	U.S. Treasury Bills, 1.904% to 1.949%††, 12/12/19 to 12/19/19	$1,354,890

	TOTAL INVESTMENTS — 100.0% (Cost $43,551,788)	$49,750,869

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
Europe	47.2%	$23,479,174
United States	35.0	17,398,048
Japan	9.9	4,938,431
Canada	3.7	1,834,895
Asia/Pacific	3.0	1,518,841
Latin America	1.2	581,480

	100.0%	$49,750,869

3